Investments - Narrative (Details) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) variableInterestEntity	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) shares
Schedule of Investments [Line Items]
Carrying value of equity investments	$ 17,906	$ 21,137
Non-marketable investments	5,329	3,945	$ 4,142
Additional investments in non-marketable investments	100	100
Impairment			400
Cumulative upward adjustments for price changes for non-marketable investments not accounted for under the equity method	700	700
Realized gain on sale		32,300
Total realized gain (loss) during the period			(5,700)
Short-Term Investments
Schedule of Investments [Line Items]
Total realized gain (loss) during the period			(5,400)
Long-Term Investments
Schedule of Investments [Line Items]
Total realized gain (loss) during the period			(300)
VIE
Schedule of Investments [Line Items]
Carrying value of equity investments	$ 8,400	8,000
Number of variable interest entities | variableInterestEntity	4
Other Long-Term Assets
Schedule of Investments [Line Items]
Carrying value of equity investments	$ 18,200
Other Long-Term Assets | VIE
Schedule of Investments [Line Items]
Carrying value of equity investments		8,400
Maximum loss exposure	8,700
Other Long-Term Liabilities
Schedule of Investments [Line Items]
Carrying value of equity investments	(300)
Other Long-Term Liabilities | VIE
Schedule of Investments [Line Items]
Carrying value of equity investments	300	400
Actome GmbH
Schedule of Investments [Line Items]
Carrying value of equity investments	$ 779	1,045
Payments for equity method investments		1,100
Ownership percentage	12.50%
TVM Life Science Ventures III
Schedule of Investments [Line Items]
Carrying value of equity investments	$ 3,872	3,669
Payments for equity method investments	$ 1,100	2,400
Ownership percentage	3.10%
TVM Life Science Ventures III | Investment Commitiment
Schedule of Investments [Line Items]
Unfunded commitment through 2029	$ 9,200
PreAnalytiX GmbH
Schedule of Investments [Line Items]
Carrying value of equity investments	$ 6,856	10,291
Ownership percentage	50.00%
Dividends received	$ 7,500	4,700	$ 4,400
ArcherDX
Schedule of Investments [Line Items]
Ownership percentage			8.00%
Proceeds from sale of non-marketable investments			$ 21,100
Shares received in initial consideration (in shares) | shares			2.4
Shares received in earn-out (in shares) | shares			0.4
ArcherDX | Other Income, Net
Schedule of Investments [Line Items]
Gain (loss) on sale of equity securities		$ 102,000
One Investment Sold
Schedule of Investments [Line Items]
Proceeds from sale of non-marketable investments			$ 3,700
Two investments sold
Schedule of Investments [Line Items]
Non-marketable investments			2,500
Proceeds from sale of non-marketable investments			300
Two investments sold | Other Income, Net
Schedule of Investments [Line Items]
Gain (loss) on sale of equity securities			$ (2,300)